CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues:
Total operating revenues	$ 639,145	$ 445,538	$ 11,548
Operating costs and expenses:
General and administrative	(171,271)	(115,203)	(79,785)
Pre-opening costs	(807)	(17,451)	(3,263)
Amortization of land use right	(3,314)	(3,302)	(3,300)
Depreciation and amortization	(201,746)	(166,095)	(123,656)
Property charges and other	(1,318)	(1,407)	(5,799)
Total operating costs and expenses	(600,997)	(474,580)	(288,764)
Operating income (loss)	38,148	(29,042)	(277,216)
Non-operating income (expenses):
Interest income	4,059	10,675	6,427
Interest expense, net of amounts capitalized	(133,594)	(129,567)	(92,358)
Other financing costs	(592)	(417)	(417)
Foreign exchange (losses) gains, net	(5,500)	642	2,390
Other (expenses) income, net	0	(67)	249
(Loss) gain on extinguishment of debt	(1,000)	1,611	0
Total non-operating expenses, net	(136,627)	(117,123)	(83,709)
Loss before income tax	(98,479)	(146,165)	(360,925)
Income tax (expense) benefit	(7,352)	81	(382)
Net loss	(105,831)	(146,084)	(361,307)
Net loss attributable to participation interest	9,105	12,567	34,856
Net loss attributable to Studio City International Holdings Limited	(96,726)	(133,517)	(326,451)
Casino Contract [Member]
Operating revenues:
Total operating revenues	259,842	155,527	(56,665)
Operating costs and expenses:
Cost of revenue	(34,704)	(28,847)	(29,871)
Rooms [Member]
Operating revenues:
Total operating revenues	160,721	111,733	17,915
Operating costs and expenses:
Cost of revenue	(51,614)	(28,280)	(11,119)
Food and Beverage [Member]
Operating revenues:
Total operating revenues	89,660	62,426	17,489
Operating costs and expenses:
Cost of revenue	(80,081)	(54,741)	(24,403)
Entertainment [Member]
Operating revenues:
Total operating revenues	47,533	61,777	1,649
Operating costs and expenses:
Cost of revenue	(46,500)	(53,056)	(2,253)
Services fee [Member]
Operating revenues:
Total operating revenues	59,529	40,473	21,889
Mall [Member]
Operating revenues:
Total operating revenues	18,289	10,744	7,189
Operating costs and expenses:
Cost of revenue	(7,336)	(4,212)	(4,115)
Retail and Other [Member]
Operating revenues:
Total operating revenues	3,571	2,858	2,082
Operating costs and expenses:
Cost of revenue	$ (2,306)	$ (1,986)	$ (1,200)
Class A Ordinary Shares [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.126)	$ (0.173)	$ (0.459)
Diluted	$ (0.126)	$ (0.173)	$ (0.461)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	770,352,700	770,352,700	710,582,947
Diluted	770,352,700	770,352,700	783,094,707